BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND BASIS OF PRESENTATION
1.  BACKGROUND AND BASIS OF PRESENTATION

Background

Fortress Transportation and Infrastructure Investors LLC (the “Parent”) consists of an equipment leasing business that owns and leases aviation and offshore equipment and an infrastructure business that owns and operates multiple infrastructure assets further described below. During the third quarter of 2021, the Parent announced that it was proceeding with a plan to spin off its infrastructure business and separate into two distinct, publicly traded companies (the “Separation”) comprising the infrastructure business (“we”, “us”, “our” or “FTAI Infrastructure”) and the aviation business. As part of the spin off, the Parent has established a new holding company, and the infrastructure business will be contributed to or merged into the new holding company, which will result in the infrastructure business being considered the predecessor of the newly formed FTAI Infrastructure Inc. Under the plan, the Parent will execute a spin-off, of its infrastructure business by way of a pro-rata distribution of common stock of our company to Parent common shareholders of record as of the close of business on the spin-off transaction Record Date. In connection with the spin-off transaction, the Parent is being treated as the accounting spinnor, consistent with the legal form of the transaction. The Separation will be subject to, among other things, the effectiveness of a registration statement on Form 10 filed with the Securities and Exchange Commission (“SEC”) and final approval from Parent’s Board of Directors. Following the Separation, we will be an independent, publicly traded company operating under the name FTAI Infrastructure Inc.

FTAI Infrastructure will own and operate (i) a multi-modal crude oil and refined products terminal in Beaumont, Texas (“Jefferson Terminal”), (ii) five freight railroads and one switching company that provide rail service to certain manufacturing and production facilities (“Transtar”) (iii) a deep-water port located along the Delaware River with an underground storage cavern, a multipurpose dock, a rail-to-ship transloading system and multiple industrial development opportunities (“Repauno”), (iv) an equity method investment in a multi-modal terminal located along the Ohio River with multiple industrial development opportunities, including a power plant (“Long Ridge”), and (v) an equity method investment in two ventures developing battery and metal recycling technology (“Aleon” and “Gladieux”). Additionally, we own and lease shipping containers (“Containers”) and operate a railcar cleaning business (“KRS”). We have five reportable segments, (i) Railroad, (ii) Jefferson Terminal, (iii) Repauno (iv) Power and Gas and (v) Sustainability and Energy Transition, which operate in the infrastructure sector (see Note 17).

Basis of Presentation

The accompanying combined consolidated financial statements were prepared on a standalone basis and have been derived from the consolidated financial statements and accounting records of the Parent. These financial statements reflect the combined consolidated historical results of operations, financial position and cash flows of FTAI Infrastructure in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Historically, separate financial statements have not been prepared for FTAI Infrastructure and it has not operated as a standalone business separate from the Parent. The accompanying combined consolidated financial statements have been prepared from Parent’s historical accounting records and are presented on a standalone basis as if the operations had been conducted independently from Parent. Accordingly, Parent’s net investment in our operations (Parent Company Equity) is shown in lieu of stockholders’ equity in the accompanying combined consolidated financial statements, which include the historical operations, assets, and liabilities comprising FTAI Infrastructure. The historical results of operations, financial position, and cash flows of FTAI Infrastructure represented in the combined consolidated financial statements may not be indicative of what they would have been had FTAI Infrastructure actually been a separate standalone entity during such periods, nor are they necessarily indicative of our future results of operations, financial position, and cash flows.

The combined consolidated financial statements include certain assets and liabilities that have historically been held by the Parent but are specifically identifiable or otherwise attributable to FTAI Infrastructure. All significant intercompany transactions between Parent and FTAI Infrastructure have been included as components of net parent investment in the combined consolidated financial statements, as they are to be considered effectively settled upon effectiveness of the Separation.

The combined consolidated financial statements are presented as if our businesses had been combined for all periods presented. The assets and liabilities in the combined consolidated financial statements have been reflected on a historical cost basis, as immediately prior to the Separation, all of the assets and liabilities presented are owned by the Parent and are being transferred to us at a carry-over basis.

Cash and Cash Equivalents

The Cash and Cash Equivalents reflected in the financial statements of FTAI Infrastructure are Cash and Cash Equivalents that were legally held by FTAI Infrastructure during the periods presented in the financial statements and are directly attributed to and used in the operations of the Infrastructure business.

Debt and the Corresponding Interest Expense

The Debt reflected in the financial statements of FTAI Infrastructure is debt that is directly attributable to, and legally incurred by, FTAI Infrastructure’s business. The corresponding interest expense presented in the financial statements is derived solely from the Debt directly attributed to FTAI Infrastructure.

Corporate Function

The combined consolidated financial statements include all revenues and costs directly attributable to FTAI Infrastructure and an allocation of certain expenses. The Parent is externally managed by Fortress Investment Group LLC (the “Manager”), which performs the Parent’s corporate function (“Corporate”), and incurs a variety of expenses including, but not limited to, information technology, accounting, treasury, tax, legal, corporate finance and communications. For purposes of the Combined Consolidated Statements of Operations, an allocation of these expenses is included to reflect our portion of such corporate overhead from the Parent. The charges reflected have either been specifically identified or allocated based on an estimate of time spent on FTAI Infrastructure’s businesses. These allocated costs are recorded in general and administrative, and acquisition and transaction expenses in the Combined Consolidated Statements of Operations. We believe the assumptions regarding allocations of the Parent’s Corporate expenses are reasonable. Nevertheless, the allocations may not be indicative of the actual expense that would have been incurred had FTAI Infrastructure operated as an independent, standalone public entity, nor are they indicative of FTAI Infrastructure’s future expenses. Actual costs that may have been incurred if we had been a standalone company would depend on a number of factors, including the organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. We will enter into an arrangement with the Manager in connection with the Separation which is expected to have a term of longer than one year. The Parent funded our operating and investing activities as needed. Cash transfers to and from the Parent are reflected in the Combined Consolidated Statements of Cash Flows as “Net transfers from Parent”. Refer to Note 16 for additional discussion on corporate costs allocated from the Parent that are included in these combined consolidated financial statements.